Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Mid Cap Index Fund
July 31, 2025
ZMP-NPRT1-0925
1.9881624.108
Common Stocks - 99.8%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Aptiv PLC	5,238	359,536
BELGIUM - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Global Ltd Class A (b)	15,668	156,993
Liberty Global Ltd Class C (b)	14,931	152,744

TOTAL BELGIUM		309,737
BERMUDA - 0.2%
Financials - 0.2%
Insurance - 0.2%
RenaissanceRe Holdings Ltd	4,730	1,152,890
BRAZIL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
XP Inc Class A	9,260	149,456
CANADA - 0.2%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc (United States)	7,423	503,725
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
RB Global Inc (United States)	4,240	459,022
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A (United States)	3,093	113,297
TOTAL CANADA		1,076,044
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	3,398	127,561
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	1,212	60,709
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	2,378	95,477
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	2,805	88,105
KAZAKHSTAN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Freedom Holding Corp/NV (b)	403	74,883
KOREA (SOUTH) - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Coupang Inc Class A (b)	28,455	837,431
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	6,664	763,561
SWEDEN - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Autoliv Inc	5,315	592,888
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (b)	5,052	245,376
Health Care - 0.1%
Biotechnology - 0.1%
CRISPR Therapeutics AG (b)	6,454	363,102
TOTAL SWITZERLAND		608,478
THAILAND - 0.2%
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Fabrinet (b)	2,677	866,625
UNITED KINGDOM - 0.9%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Flutter Entertainment PLC (b)	4,015	1,213,574
Energy - 0.3%
Energy Equipment & Services - 0.3%
TechnipFMC PLC	40,821	1,484,660
Materials - 0.4%
Metals & Mining - 0.4%
Anglogold Ashanti Plc	43,524	2,012,985
TOTAL UNITED KINGDOM		4,711,219
UNITED STATES - 97.7%
Communication Services - 3.9%
Diversified Telecommunication Services - 0.2%
AST SpaceMobile Inc Class A (b)	3,961	210,606
Frontier Communications Parent Inc (b)	21,952	806,517
GCI Liberty Inc/DEL Class A (b)(c)	1,527	0
GCI LLC Class A	100	3,304
GCI LLC Class C	488	16,226
Iridium Communications Inc	10,278	251,400
		1,288,053
Entertainment - 1.5%
Electronic Arts Inc	5,978	911,585
Liberty Media Corp-Liberty Formula One Class A (b)	506	45,600
Liberty Media Corp-Liberty Formula One Class C (b)	4,819	483,587
Liberty Media Corp-Liberty Live Class A (b)	138	11,288
Liberty Media Corp-Liberty Live Class C (b)	1,333	112,279
Live Nation Entertainment Inc (b)	3,621	534,822
Madison Square Garden Sports Corp Class A (b)	362	73,160
ROBLOX Corp Class A (b)	12,911	1,779,007
Roku Inc Class A (b)	12,629	1,189,147
Take-Two Interactive Software Inc (b)	4,099	912,970
TKO Group Holdings Inc Class A	6,584	1,106,178
Warner Bros Discovery Inc (b)	51,102	673,013
Warner Music Group Corp Class A	10,906	319,110
		8,151,746
Interactive Media & Services - 0.8%
IAC Inc Class A (b)	6,406	251,756
Match Group Inc	23,914	819,533
Pinterest Inc Class A (b)	13,533	522,374
Reddit Inc Class A (b)	10,898	1,750,110
Snap Inc Class A (b)	79,395	748,695
Trump Media & Technology Group Corp (b)	2,366	41,617
Ziff Davis Inc (b)	3,134	97,530
ZoomInfo Technologies Inc (b)	26,191	283,649
		4,515,264
Media - 1.4%
Charter Communications Inc Class A (b)	2,078	559,730
DoubleVerify Holdings Inc (b)	3,115	47,722
Fox Corp Class A	4,962	276,681
Fox Corp Class B	3,009	153,880
Interpublic Group of Cos Inc/The	36,118	888,503
Liberty Broadband Corp Class A (b)	1,619	98,969
Liberty Broadband Corp Class C (b)	10,934	670,473
New York Times Co/The Class A	15,796	819,654
News Corp Class A	37,247	1,092,082
News Corp Class B	10,475	350,075
Nexstar Media Group Inc	2,766	517,546
Omnicom Group Inc	4,440	319,902
Paramount Global Class A (d)	1,286	24,550
Paramount Global Class B (d)	56,813	714,139
Sirius XM Holdings Inc (d)	20,774	438,747
TEGNA Inc	12,074	201,636
Trade Desk Inc (The) Class A (b)	10,227	889,340
		8,063,629
TOTAL COMMUNICATION SERVICES		22,018,692

Consumer Discretionary - 11.6%
Automobile Components - 0.4%
BorgWarner Inc	21,400	787,520
Gentex Corp	21,993	581,055
Lear Corp	5,225	492,665
QuantumScape Corp Class A (b)	41,428	356,281
		2,217,521
Automobiles - 0.5%
Ford Motor Co	89,492	990,676
Harley-Davidson Inc	10,746	261,450
Lucid Group Inc Class A (b)(d)	117,351	288,683
Rivian Automotive Inc Class A (b)(d)	78,987	1,016,563
Thor Industries Inc	5,142	467,871
		3,025,243
Broadline Retail - 0.5%
Dillard's Inc Class A	68	31,751
eBay Inc	10,560	968,880
Etsy Inc (b)	10,155	591,732
Macy's Inc	27,244	344,092
Ollie's Bargain Outlet Holdings Inc (b)	5,991	818,550
		2,755,005
Distributors - 0.2%
Genuine Parts Co	3,180	409,839
LKQ Corp	5,994	176,643
Pool Corp	824	253,907
		840,389
Diversified Consumer Services - 0.7%
ADT Inc	9,387	78,381
Bright Horizons Family Solutions Inc (b)	5,579	630,985
Duolingo Inc Class A (b)	3,794	1,314,812
Grand Canyon Education Inc (b)	632	106,574
H&R Block Inc	13,047	708,974
Service Corp International/US	13,827	1,055,138
		3,894,864
Hotels, Restaurants & Leisure - 3.9%
Aramark	25,619	1,090,345
Boyd Gaming Corp	5,886	499,721
Caesars Entertainment Inc (b)	20,259	540,510
Carnival Corp (b)	24,762	737,165
Cava Group Inc (b)	8,422	741,220
Choice Hotels International Inc (d)	2,269	289,774
Churchill Downs Inc	6,883	736,756
Darden Restaurants Inc	2,678	540,072
Domino's Pizza Inc	727	336,754
DraftKings Inc Class A (b)	11,015	496,116
Dutch Bros Inc Class A (b)	12,130	718,945
Expedia Group Inc Class A	2,772	499,570
Hilton Grand Vacations Inc (b)	4,322	193,712
Hilton Worldwide Holdings Inc	5,337	1,430,743
Hyatt Hotels Corp Class A	4,054	571,492
Las Vegas Sands Corp	7,343	384,773
Light & Wonder Inc Class A (b)	8,200	789,824
Marriott Vacations Worldwide Corp	2,390	177,983
MGM Resorts International (b)	20,127	733,629
Norwegian Cruise Line Holdings Ltd (b)	43,496	1,111,758
Penn Entertainment Inc (b)	14,299	258,240
Planet Fitness Inc Class A (b)	8,184	893,611
Royal Caribbean Cruises Ltd	5,806	1,845,554
Texas Roadhouse Inc	6,473	1,198,346
Travel + Leisure Co	6,410	379,793
Vail Resorts Inc	3,615	543,190
Viking Holdings Ltd (b)	4,655	273,342
Wendy's Co/The	3,844	37,863
Wingstop Inc	2,721	1,026,742
Wyndham Hotels & Resorts Inc	7,488	643,968
Wynn Resorts Ltd	8,486	925,229
Yum! Brands Inc	6,381	919,821
		21,566,561
Household Durables - 1.5%
DR Horton Inc	6,291	898,606
Garmin Ltd	3,734	816,850
Lennar Corp Class A	5,080	569,874
Lennar Corp Class B	394	42,229
Mohawk Industries Inc (b)	5,046	577,817
Newell Brands Inc	40,873	229,298
NVR Inc (b)	64	483,167
PulteGroup Inc	4,580	517,174
SharkNinja Inc (b)	1,615	187,501
Somnigroup International Inc	20,045	1,450,857
Toll Brothers Inc	9,692	1,147,145
TopBuild Corp (b)	2,790	1,033,500
Whirlpool Corp	5,388	447,420
		8,401,438
Leisure Products - 0.4%
Brunswick Corp/DE	6,410	373,639
Hasbro Inc	12,861	966,633
Mattel Inc (b)	31,436	534,726
Polaris Inc	3,972	210,158
YETI Holdings Inc (b)	8,078	296,786
		2,381,942
Specialty Retail - 2.3%
Academy Sports & Outdoors Inc	4,976	252,731
Advance Auto Parts Inc	4,476	237,541
AutoNation Inc (b)	2,483	478,325
Bath & Body Works Inc	20,791	602,107
Best Buy Co Inc	4,442	288,997
Burlington Stores Inc (b)	1,439	392,789
CarMax Inc (b)	3,497	197,965
Carvana Co Class A (b)	2,942	1,147,881
Chewy Inc Class A (b)	4,809	176,490
Dick's Sporting Goods Inc	5,460	1,154,846
Five Below Inc (b)	5,346	729,836
Floor & Decor Holdings Inc Class A (b)	10,477	802,957
GameStop Corp Class A (b)	39,801	893,532
Gap Inc/The	5,258	102,321
Lithia Motors Inc Class A	2,530	728,640
Murphy USA Inc	1,755	636,152
Penske Automotive Group Inc	423	70,814
Restoration Hardware Inc (b)	1,483	304,934
Ross Stores Inc	7,381	1,007,802
Tractor Supply Co	12,180	693,651
Ulta Beauty Inc (b)	1,034	532,520
Valvoline Inc (b)	12,396	436,959
Wayfair Inc Class A (b)	9,889	649,114
Williams-Sonoma Inc	2,714	507,654
		13,026,558
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd (b)	8,838	160,763
Columbia Sportswear Co	607	34,338
Crocs Inc (b)	5,435	542,033
Deckers Outdoor Corp (b)	3,463	367,667
Lululemon Athletica Inc (b)	2,412	483,678
PVH Corp	4,784	351,241
Ralph Lauren Corp Class A	3,874	1,157,358
Skechers USA Inc Class A (b)	12,717	804,350
Tapestry Inc	20,249	2,187,500
Under Armour Inc Class A (b)	17,641	117,136
Under Armour Inc Class C (b)	14,804	93,265
VF Corp	32,786	384,252
		6,683,581
TOTAL CONSUMER DISCRETIONARY		64,793,102

Consumer Staples - 5.2%
Beverages - 0.7%
Boston Beer Co Inc/The Class A (b)	187	38,723
Brown-Forman Corp Class A	5,670	162,389
Brown-Forman Corp Class B	16,395	472,996
Celsius Holdings Inc (b)	15,514	703,405
Coca-Cola Consolidated Inc	5,564	621,777
Constellation Brands Inc Class A	2,994	500,118
Molson Coors Beverage Co Class B	16,649	811,139
Primo Brands Corp Class A	24,833	685,639
		3,996,186
Consumer Staples Distribution & Retail - 2.2%
Albertsons Cos Inc Class A	39,612	761,343
BJ's Wholesale Club Holdings Inc (b)	12,858	1,361,662
Casey's General Stores Inc	3,620	1,882,871
Dollar General Corp	5,039	528,591
Dollar Tree Inc (b)	4,656	528,689
Kroger Co/The	13,901	974,460
Maplebear Inc (b)	16,219	778,025
Performance Food Group Co (b)	15,149	1,520,960
Sprouts Farmers Market Inc (b)	2,241	339,601
Sysco Corp	11,118	884,993
US Foods Holding Corp (b)	22,528	1,877,258
Walgreens Boots Alliance Inc	69,979	814,556
		12,253,009
Food Products - 1.6%
Archer-Daniels-Midland Co	10,959	593,759
Bunge Global SA	3,050	243,268
Conagra Brands Inc	11,035	201,499
Darling Ingredients Inc (b)	15,393	498,425
Flowers Foods Inc	19,072	302,291
Freshpet Inc (b)	4,736	323,564
General Mills Inc	12,592	616,756
Hershey Co/The	3,341	621,860
Hormel Foods Corp	28,412	798,094
Ingredion Inc	6,261	823,573
JM Smucker Co	2,377	255,147
Kellanova	6,347	506,681
Kraft Heinz Co/The	19,654	539,699
Lamb Weston Holdings Inc	13,664	779,804
McCormick & Co Inc/MD	5,796	409,371
Pilgrim's Pride Corp	942	44,641
Post Holdings Inc (b)	4,508	476,991
Seaboard Corp	6	19,003
Smithfield Foods Inc	588	14,183
The Campbell's Company	19,169	611,874
Tyson Foods Inc Class A	6,413	335,400
		9,015,883
Household Products - 0.2%
Church & Dwight Co Inc	5,653	530,082
Clorox Co/The	2,826	354,833
Reynolds Consumer Products Inc	1,331	29,934
		914,849
Personal Care Products - 0.5%
BellRing Brands Inc (b)	12,380	675,700
Coty Inc Class A (b)	7,851	38,077
elf Beauty Inc (b)	5,468	662,667
Estee Lauder Cos Inc/The Class A	5,351	499,462
Kenvue Inc	43,544	933,584
		2,809,490
TOTAL CONSUMER STAPLES		28,989,417

Energy - 4.1%
Energy Equipment & Services - 0.4%
Baker Hughes Co Class A	22,726	1,023,806
Halliburton Co	19,665	440,496
Helmerich & Payne Inc	7,456	120,862
NOV Inc	36,664	461,233
Weatherford International PLC	7,060	399,243
		2,445,640
Oil, Gas & Consumable Fuels - 3.7%
Antero Midstream Corp	32,712	600,265
Antero Resources Corp (b)	28,430	993,060
APA Corp	35,105	677,175
Cheniere Energy Inc	5,050	1,191,194
Chord Energy Corp	5,682	626,895
Civitas Resources Inc	8,523	258,758
Coterra Energy Inc	17,280	421,459
Devon Energy Corp	14,261	473,750
Diamondback Energy Inc	4,372	649,942
DT Midstream Inc	9,908	1,017,849
EQT Corp	13,655	733,956
Expand Energy Corp	5,031	527,148
HF Sinclair Corp	15,627	686,650
Kinder Morgan Inc	44,537	1,249,709
Marathon Petroleum Corp	7,136	1,214,476
Matador Resources Co	11,371	567,185
Murphy Oil Corp	10,071	249,862
Occidental Petroleum Corp	15,422	677,643
ONEOK Inc	14,319	1,175,733
Ovintiv Inc	5,955	245,227
PBF Energy Inc Class A	7,377	166,720
Permian Resources Corp Class A	62,291	882,041
Phillips 66	9,339	1,154,114
Range Resources Corp	23,246	853,593
SM Energy Co	8,579	236,695
Targa Resources Corp	4,914	817,739
Texas Pacific Land Corp	440	425,977
Valero Energy Corp	7,151	981,904
Viper Energy Inc Class A	12,826	483,027
		20,239,746
TOTAL ENERGY		22,685,386

Financials - 16.0%
Banks - 3.4%
Bank OZK	10,352	510,354
BOK Financial Corp	507	51,475
Cadence Bank	13,935	485,635
Citizens Financial Group Inc	9,971	475,816
Columbia Banking System Inc	4,840	115,192
Comerica Inc	12,815	865,910
Commerce Bancshares Inc/MO	11,876	726,811
Cullen/Frost Bankers Inc	6,163	785,228
East West Bancorp Inc	13,425	1,345,856
Fifth Third Bancorp	15,280	635,190
First Citizens BancShares Inc/NC Class A	226	450,816
First Financial Bankshares Inc	9,610	332,698
First Hawaiian Inc	2,941	71,319
First Horizon Corp	49,390	1,077,196
Flagstar Financial Inc	22,643	255,639
FNB Corp/PA	8,116	124,337
Glacier Bancorp Inc	8,851	387,939
Hancock Whitney Corp	6,404	382,447
Huntington Bancshares Inc/OH	33,172	545,016
KeyCorp	21,642	387,825
M&T Bank Corp	3,727	703,285
Old National Bancorp/IN	24,308	513,142
Pinnacle Financial Partners Inc	7,484	657,769
Prosperity Bancshares Inc	9,217	614,037
Regions Financial Corp	20,612	522,102
ServisFirst Bancshares Inc	3,758	295,567
SouthState Corp	9,650	908,741
Synovus Financial Corp	13,563	640,716
TFS Financial Corp	1,447	18,969
United Bankshares Inc/WV	10,625	377,400
Valley National Bancorp	35,689	330,837
Webster Financial Corp	16,403	945,633
Western Alliance Bancorp	10,616	823,377
Wintrust Financial Corp	6,504	832,382
Zions Bancorp NA	14,349	769,393
		18,966,049
Capital Markets - 4.6%
Affiliated Managers Group Inc	2,759	579,031
Ameriprise Financial Inc	2,187	1,133,282
Ares Management Corp Class A	4,309	799,449
Bank of New York Mellon Corp/The	16,395	1,663,273
Blue Owl Capital Inc Class A	56,994	1,102,834
Carlyle Group Inc/The	21,904	1,328,697
Cboe Global Markets Inc	2,402	578,978
Coinbase Global Inc Class A (b)	4,727	1,785,672
Evercore Inc Class A	3,528	1,062,422
FactSet Research Systems Inc	867	349,314
Franklin Resources Inc	30,231	725,544
Hamilton Lane Inc Class A	912	138,897
Houlihan Lokey Inc Class A	5,253	1,001,537
Invesco Ltd	41,801	878,239
Janus Henderson Group PLC	12,307	532,893
Jefferies Financial Group Inc	15,673	903,705
Lazard Inc	2,511	130,521
LPL Financial Holdings Inc	1,824	721,812
MarketAxess Holdings Inc	3,638	747,609
Morningstar Inc	2,523	697,509
MSCI Inc	1,721	966,101
Nasdaq Inc	9,430	907,355
Northern Trust Corp	4,432	576,160
Raymond James Financial Inc	4,186	699,606
Robinhood Markets Inc Class A (b)	16,959	1,747,625
SEI Investments Co	9,435	831,412
State Street Corp	6,602	737,774
Stifel Financial Corp	9,959	1,136,521
T Rowe Price Group Inc	5,036	510,902
TPG Inc Class A	2,977	169,897
Tradeweb Markets Inc Class A	2,672	370,206
Virtu Financial Inc Class A	1,831	80,819
		25,595,596
Consumer Finance - 1.0%
Ally Financial Inc	26,980	1,021,193
Credit Acceptance Corp (b)	607	297,600
OneMain Holdings Inc	11,633	672,271
SLM Corp	20,455	650,469
SoFi Technologies Inc Class A (b)	106,933	2,414,547
Synchrony Financial	8,716	607,244
		5,663,324
Financial Services - 2.4%
Affirm Holdings Inc Class A (b)	25,305	1,734,911
Block Inc Class A (b)	12,480	964,205
Corebridge Financial Inc	24,412	868,091
Corpay Inc (b)	1,555	502,343
Equitable Holdings Inc	29,703	1,525,249
Essent Group Ltd	7,584	424,628
Euronet Worldwide Inc (b)	3,966	385,416
Fidelity National Information Services Inc	12,074	958,796
Global Payments Inc	5,595	447,320
Jack Henry & Associates Inc	1,664	282,572
MGIC Investment Corp	23,100	598,290
Mr Cooper Group Inc (b)	6,218	968,267
Rocket Cos Inc Class A (d)	5,281	78,000
Shift4 Payments Inc Class A (b)	1,525	157,075
Toast Inc Class A (b)	43,090	2,104,516
UWM Holdings Corp Class A	3,723	14,966
Voya Financial Inc	9,401	658,070
Western Union Co/The	32,637	262,728
WEX Inc (b)	3,335	565,883
		13,501,326
Insurance - 4.0%
Allstate Corp/The	6,050	1,229,663
American Financial Group Inc/OH	6,882	859,562
Arch Capital Group Ltd	8,357	719,203
Assurant Inc	4,947	926,573
Assured Guaranty Ltd	4,514	381,794
Axis Capital Holdings Ltd	7,085	664,856
Brighthouse Financial Inc (b)	1,309	62,636
Brown & Brown Inc	6,301	575,722
Cincinnati Financial Corp	3,534	521,300
CNA Financial Corp	520	23,052
Erie Indemnity Co Class A	1,864	664,031
Everest Group Ltd	964	323,711
Fidelity National Financial Inc/US	5,965	336,605
First American Financial Corp	9,947	597,317
Globe Life Inc	8,064	1,132,750
Hanover Insurance Group Inc/The	3,505	601,563
Hartford Insurance Group Inc/The	6,501	808,659
Kemper Corp	1,406	86,596
Kinsale Capital Group Inc	2,161	952,331
Lincoln National Corp	16,685	635,865
Loews Corp	16,878	1,528,135
Markel Group Inc (b)	285	572,363
Old Republic International Corp	22,225	803,878
Primerica Inc	3,208	852,141
Principal Financial Group Inc	5,095	396,544
Prudential Financial Inc	8,145	843,659
Reinsurance Group of America Inc	6,449	1,241,110
RLI Corp	8,105	534,849
Ryan Specialty Holdings Inc Class A	10,442	638,946
Selective Insurance Group Inc	4,544	354,296
Unum Group	15,947	1,145,154
W R Berkley Corp	6,953	478,436
White Mountains Insurance Group Ltd	57	101,905
Willis Towers Watson PLC	2,268	716,257
		22,311,462
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
AGNC Investment Corp	98,132	925,385
Annaly Capital Management Inc	59,004	1,199,551
Blackstone Mortgage Trust Inc Class A	12,700	234,696
Rithm Capital Corp	51,679	621,698
Starwood Property Trust Inc	31,932	621,397
		3,602,727
TOTAL FINANCIALS		89,640,484

Health Care - 8.9%
Biotechnology - 2.2%
Alkermes PLC (b)	12,320	326,357
Alnylam Pharmaceuticals Inc (b)	2,860	1,121,806
Apellis Pharmaceuticals Inc (b)	10,582	236,402
Arrowhead Pharmaceuticals Inc (b)	9,345	147,651
Biogen Inc (b)	3,347	428,416
BioMarin Pharmaceutical Inc (b)	4,360	252,226
Cytokinetics Inc (b)	8,919	335,711
Exact Sciences Corp (b)	18,362	862,096
Exelixis Inc (b)	26,555	961,822
Halozyme Therapeutics Inc (b)	12,013	720,420
Incyte Corp (b)	15,629	1,170,456
Insmed Inc (b)	4,089	438,668
Ionis Pharmaceuticals Inc (b)	15,448	663,955
Moderna Inc (b)	33,554	991,856
Natera Inc (b)	2,976	397,772
Neurocrine Biosciences Inc (b)	9,612	1,232,547
Revolution Medicines Inc (b)	3,948	147,142
Roivant Sciences Ltd (b)	8,615	97,866
Sarepta Therapeutics Inc (b)	9,429	154,824
Summit Therapeutics Inc (b)	2,664	70,250
Ultragenyx Pharmaceutical Inc (b)	9,131	249,459
United Therapeutics Corp (b)	4,388	1,205,384
Viking Therapeutics Inc (b)	10,892	354,752
		12,567,838
Health Care Equipment & Supplies - 2.1%
Align Technology Inc (b)	1,570	202,546
Baxter International Inc	11,745	255,571
CONMED Corp	2,312	118,259
Cooper Cos Inc/The (b)	4,561	322,417
DENTSPLY SIRONA Inc	19,489	278,888
Dexcom Inc (b)	8,959	723,618
Enovis Corp (b)	4,246	113,793
Envista Holdings Corp (b)	16,496	311,609
GE HealthCare Technologies Inc	10,482	747,576
Globus Medical Inc Class A (b)	11,008	579,351
Hologic Inc (b)	5,108	341,317
ICU Medical Inc (b)	1,843	236,660
IDEXX Laboratories Inc (b)	1,848	987,405
Inspire Medical Systems Inc (b)	2,861	356,309
Insulet Corp (b)	1,606	463,170
iRhythm Technologies Inc (b)	2,383	334,049
Lantheus Holdings Inc (b)	5,171	368,123
LivaNova PLC (b)	4,091	172,599
Masimo Corp (b)	4,393	675,599
Penumbra Inc (b)	3,750	946,013
QuidelOrtho Corp (b)	4,930	113,489
ResMed Inc	3,345	909,639
Solventum Corp (b)	13,512	964,216
STERIS PLC	2,249	509,376
Teleflex Inc	4,327	517,077
Zimmer Biomet Holdings Inc	4,537	415,816
		11,964,485
Health Care Providers & Services - 2.2%
Acadia Healthcare Co Inc (b)	9,005	196,038
Amedisys Inc (b)	3,181	313,647
Cardinal Health Inc	5,535	859,143
Cencora Inc	4,194	1,199,820
Centene Corp (b)	11,409	297,433
Chemed Corp	1,422	586,291
DaVita Inc (b)	3,974	557,830
Encompass Health Corp	9,810	1,080,179
Ensign Group Inc/The	4,264	639,600
Guardant Health Inc (b)	9,254	379,229
HealthEquity Inc (b)	6,472	627,784
Henry Schein Inc (b)	11,601	784,808
Humana Inc	2,767	691,390
Labcorp Holdings Inc	1,915	498,053
Molina Healthcare Inc (b)	1,234	194,811
Option Care Health Inc (b)	12,235	359,097
Quest Diagnostics Inc	2,555	427,733
Tenet Healthcare Corp (b)	9,037	1,457,487
Universal Health Services Inc Class B	5,535	921,301
		12,071,674
Health Care Technology - 0.3%
Certara Inc (b)	2,785	27,404
Doximity Inc Class A (b)	12,966	761,753
Veeva Systems Inc Class A (b)	3,382	961,164
		1,750,321
Life Sciences Tools & Services - 1.5%
Agilent Technologies Inc	6,530	749,709
Avantor Inc (b)	15,193	204,194
Bio-Rad Laboratories Inc Class A (b)	1,832	443,252
Bio-Techne Corp	15,310	837,916
Bruker Corp	10,636	408,741
Charles River Laboratories International Inc (b)	4,787	812,067
Illumina Inc (b)	3,623	372,118
IQVIA Holdings Inc (b)	4,014	746,042
Medpace Holdings Inc (b)	2,284	975,726
Mettler-Toledo International Inc (b)	476	587,232
QIAGEN NV	4,887	241,125
Repligen Corp (b)	5,111	598,345
Revvity Inc	2,757	242,340
Sotera Health Co (b)	3,522	40,468
Tempus AI Inc Class A (b)	1,877	106,219
Waters Corp (b)	1,365	394,157
West Pharmaceutical Services Inc	1,641	392,626
		8,152,277
Pharmaceuticals - 0.6%
Corcept Therapeutics Inc (b)	9,205	618,300
Elanco Animal Health Inc (b)	48,375	661,770
Jazz Pharmaceuticals PLC (b)	5,963	683,539
Organon & Co	25,491	247,262
Perrigo Co PLC	13,422	357,965
Royalty Pharma PLC Class A	8,942	329,066
Viatris Inc	27,298	238,584
		3,136,486
TOTAL HEALTH CARE		49,643,081

Industrials - 19.9%
Aerospace & Defense - 2.4%
ATI Inc (b)	13,742	1,057,309
Axon Enterprise Inc (b)	1,710	1,291,888
BWX Technologies Inc	8,915	1,354,456
Curtiss-Wright Corp	3,676	1,802,050
HEICO Corp	970	316,996
HEICO Corp Class A	1,722	444,431
Hexcel Corp	7,852	470,413
Howmet Aerospace Inc	9,188	1,651,727
Huntington Ingalls Industries Inc	3,827	1,067,197
Karman Holdings Inc	1,087	56,198
L3Harris Technologies Inc	4,283	1,177,054
Leonardo DRS Inc	1,732	72,051
Loar Holdings Inc (b)	976	72,136
Rocket Lab Corp	8,972	411,994
Spirit AeroSystems Holdings Inc Class A (b)	11,424	450,106
StandardAero Inc	3,233	92,302
Textron Inc	4,119	320,335
Woodward Inc	5,803	1,491,835
		13,600,478
Air Freight & Logistics - 0.4%
CH Robinson Worldwide Inc	11,563	1,333,445
Expeditors International of Washington Inc	3,142	365,226
GXO Logistics Inc (b)	11,179	555,708
		2,254,379
Building Products - 1.7%
A O Smith Corp	11,341	802,829
AAON Inc	1,534	128,089
Advanced Drainage Systems Inc	6,894	791,087
Allegion plc	8,398	1,393,397
Armstrong World Industries Inc	4,226	795,206
Builders FirstSource Inc (b)	2,559	325,326
Carlisle Cos Inc	982	348,325
Fortune Brands Innovations Inc	11,760	641,390
Hayward Holdings Inc (b)	4,538	69,794
Lennox International Inc	735	447,615
Masco Corp	4,829	329,000
Owens Corning	8,301	1,157,408
Simpson Manufacturing Co Inc	4,085	732,972
Trex Co Inc (b)	10,455	671,629
UFP Industries Inc	4,517	442,666
Zurn Elkay Water Solutions Corp	10,554	467,015
		9,543,748
Commercial Services & Supplies - 1.0%
Casella Waste Systems Inc Class A (b)	4,661	506,790
Clean Harbors Inc (b)	4,916	1,159,242
MSA Safety Inc	3,779	672,171
Rollins Inc	27,420	1,570,343
Tetra Tech Inc	25,798	947,819
Veralto Corp	5,450	571,324
		5,427,689
Construction & Engineering - 2.3%
AECOM	12,910	1,455,473
API Group Corp (b)	35,726	1,288,637
Comfort Systems USA Inc	3,426	2,409,506
EMCOR Group Inc	4,357	2,733,974
Everus Construction Group Inc	4,977	369,592
Fluor Corp (b)	12,304	698,498
MasTec Inc (b)	6,002	1,135,638
Quanta Services Inc	3,374	1,370,283
Valmont Industries Inc	1,954	711,158
WillScot Holdings Corp	17,699	519,466
		12,692,225
Electrical Equipment - 1.7%
Acuity Inc	2,993	931,871
AMETEK Inc	5,276	975,269
Atkore Inc	2,528	194,706
Generac Holdings Inc (b)	5,751	1,119,662
Hubbell Inc	1,226	536,350
NEXTracker Inc Class A (b)	10,738	625,596
nVent Electric PLC	16,026	1,256,759
Regal Rexnord Corp	6,469	988,981
Rockwell Automation Inc	2,593	911,984
Sensata Technologies Holding PLC	14,260	438,638
Sunrun Inc (b)	17,138	175,835
Vertiv Holdings Co Class A	8,718	1,269,341
		9,424,992
Ground Transportation - 1.0%
Avis Budget Group Inc (b)	385	65,542
JB Hunt Transport Services Inc	1,828	263,323
Knight-Swift Transportation Holdings Inc	15,708	667,590
Landstar System Inc	3,403	453,858
Lyft Inc Class A (b)	36,816	517,633
Old Dominion Freight Line Inc	4,271	637,447
RXO Inc (b)	10,704	165,377
Ryder System Inc	923	164,026
Saia Inc (b)	2,600	785,824
Schneider National Inc Class B	1,206	29,487
U-Haul Holding Co (b)	51	2,951
U-Haul Holding Co Class N	10,748	558,896
XPO Inc (b)	11,424	1,374,193
		5,686,147
Machinery - 4.2%
AGCO Corp	6,048	713,483
Allison Transmission Holdings Inc	8,243	742,447
Chart Industries Inc (b)	3,357	667,472
CNH Industrial NV Class A	85,456	1,107,510
Crane Co	4,777	935,193
Cummins Inc	3,156	1,160,209
Donaldson Co Inc	11,663	839,386
Dover Corp	3,107	562,802
Esab Corp	1,309	175,628
Flowserve Corp	12,755	714,790
Fortive Corp	7,778	372,800
Gates Industrial Corp PLC (b)	5,775	143,219
Graco Inc	16,291	1,368,118
IDEX Corp	1,735	283,690
Ingersoll Rand Inc	9,247	782,574
ITT Inc	7,723	1,312,601
Lincoln Electric Holdings Inc	5,414	1,318,309
Middleby Corp/The (b)	5,149	747,635
Mueller Industries Inc	10,754	918,069
Nordson Corp	5,275	1,129,958
Oshkosh Corp	6,277	794,229
Otis Worldwide Corp	9,056	776,009
Pentair PLC	16,036	1,638,879
RBC Bearings Inc (b)	3,051	1,181,774
Snap-on Inc	1,177	378,041
Stanley Black & Decker Inc	3,563	241,036
Timken Co/The	6,197	471,530
Toro Co/The	9,750	723,938
Westinghouse Air Brake Technologies Corp	3,884	745,922
Xylem Inc/NY	5,580	806,980
		23,754,231
Marine Transportation - 0.1%
Kirby Corp (b)	5,475	521,823
Matson Inc	2,439	260,436
		782,259
Passenger Airlines - 0.6%
Alaska Air Group Inc (b)	11,876	628,953
American Airlines Group Inc (b)	64,191	737,555
Delta Air Lines Inc	14,954	795,702
Southwest Airlines Co	11,717	362,407
United Airlines Holdings Inc (b)	7,459	658,704
		3,183,321
Professional Services - 2.5%
Amentum Holdings Inc	3,638	90,841
Booz Allen Hamilton Holding Corp Class A	2,865	307,500
Broadridge Financial Solutions Inc	2,668	660,357
CACI International Inc (b)	2,140	985,620
Clarivate PLC (b)	40,487	155,875
Concentrix Corp	4,488	233,241
Dayforce Inc (b)	15,443	890,598
Dun & Bradstreet Holdings Inc	7,053	64,182
Equifax Inc	2,837	681,533
ExlService Holdings Inc (b)	15,772	684,978
Exponent Inc	3,810	262,738
FTI Consulting Inc (b)	3,281	545,794
Genpact Ltd	15,710	692,026
Jacobs Solutions Inc	2,776	393,831
KBR Inc	12,638	590,700
Leidos Holdings Inc	2,921	466,338
ManpowerGroup Inc	4,553	187,811
Maximus Inc	4,221	311,763
Parsons Corp (b)	1,206	89,485
Paychex Inc	7,401	1,068,186
Paycom Software Inc	4,817	1,115,329
Paylocity Holding Corp (b)	4,250	785,740
Robert Half Inc	9,797	361,607
Science Applications International Corp	4,603	513,142
SS&C Technologies Holdings Inc	4,842	413,894
TransUnion	4,463	424,833
Verisk Analytics Inc	3,200	891,872
		13,869,814
Trading Companies & Distributors - 2.0%
Air Lease Corp Class A	10,151	562,365
Applied Industrial Technologies Inc	3,718	1,009,437
Core & Main Inc Class A (b)	18,494	1,176,958
Fastenal Co	26,324	1,214,326
Ferguson Enterprises Inc	4,439	991,362
FTAI Aviation Ltd	9,996	1,375,550
GATX Corp	2,667	407,224
MSC Industrial Direct Co Inc Class A	1,017	88,093
QXO Inc (b)	13,656	273,939
SiteOne Landscape Supply Inc (b)	4,361	601,077
United Rentals Inc	1,486	1,312,049
Watsco Inc	799	360,253
Wesco International Inc	4,416	913,935
WW Grainger Inc	1,015	1,055,133
		11,341,701
TOTAL INDUSTRIALS		111,560,984

Information Technology - 11.4%
Communications Equipment - 0.4%
Ciena Corp (b)	13,848	1,285,648
F5 Inc (b)	1,316	412,461
Lumentum Holdings Inc (b)	6,756	743,700
Ubiquiti Inc	96	41,805
		2,483,614
Electronic Equipment, Instruments & Components - 2.2%
Arrow Electronics Inc (b)	5,056	586,496
Avnet Inc	1,984	105,033
CDW Corp/DE	3,017	526,104
Cognex Corp	16,395	668,424
Coherent Corp (b)	15,127	1,627,665
Corning Inc	17,895	1,131,680
Crane NXT Co	1,124	66,698
Flex Ltd (b)	37,345	1,862,395
Ingram Micro Holding Corp	488	9,623
Insight Enterprises Inc (b)	2,053	243,445
IPG Photonics Corp (b)	574	42,987
Jabil Inc	2,415	538,956
Keysight Technologies Inc (b)	3,940	645,805
Littelfuse Inc	2,411	620,423
Novanta Inc (b)	2,689	330,801
Ralliant Corp	2,581	118,003
TD SYNNEX Corp	7,384	1,066,176
Teledyne Technologies Inc (b)	1,065	586,836
Trimble Inc (b)	5,448	457,033
Vontier Corp	14,423	598,122
Zebra Technologies Corp Class A (b)	1,164	394,619
		12,227,324
IT Services - 1.5%
Akamai Technologies Inc (b)	3,289	250,984
Amdocs Ltd	10,915	931,704
ASGN Inc (b)	3,293	165,111
Cloudflare Inc Class A (b)	7,071	1,468,506
Cognizant Technology Solutions Corp Class A	11,321	812,395
DXC Technology Co (b)	17,715	241,101
EPAM Systems Inc (b)	5,487	865,355
Gartner Inc (b)	1,716	581,123
Globant SA (b)	989	83,333
GoDaddy Inc Class A (b)	3,143	507,846
Kyndryl Holdings Inc (b)	22,674	856,397
MongoDB Inc Class A (b)	1,807	429,867
Okta Inc Class A (b)	3,776	369,293
Twilio Inc Class A (b)	3,240	417,960
VeriSign Inc	1,831	492,301
		8,473,276
Semiconductors & Semiconductor Equipment - 1.8%
Amkor Technology Inc	2,612	58,927
Astera Labs Inc (b)	3,282	448,748
Cirrus Logic Inc (b)	5,181	521,779
Enphase Energy Inc (b)	12,722	411,684
Entegris Inc	3,435	269,510
First Solar Inc (b)	2,327	406,597
GlobalFoundries Inc (b)	2,341	87,530
Lattice Semiconductor Corp (b)	13,384	666,925
MACOM Technology Solutions Holdings Inc (b)	1,450	198,853
Microchip Technology Inc	12,094	817,433
MKS Inc	6,545	622,953
Monolithic Power Systems Inc	1,061	754,626
ON Semiconductor Corp (b)	9,659	544,381
Onto Innovation Inc (b)	4,766	451,579
Power Integrations Inc	4,222	204,851
Qorvo Inc (b)	9,106	761,262
Rambus Inc (b)	8,022	593,066
Silicon Laboratories Inc (b)	2,432	320,465
Skyworks Solutions Inc	14,732	1,009,731
Synaptics Inc (b)	2,886	180,952
Teradyne Inc	3,682	395,557
Universal Display Corp	4,308	622,075
		10,349,484
Software - 4.5%
Appfolio Inc Class A (b)	508	135,829
Aurora Innovation Inc Class A (b)	102,058	592,957
Bentley Systems Inc Class B	15,157	878,803
BILL Holdings Inc (b)	9,197	394,091
Box Inc Class A (b)	10,807	346,905
Ccc Intelligent Solutions Holdings Inc Class A (b)	11,815	114,251
Circle Internet Group Inc Class A	2,572	472,013
Commvault Systems Inc (b)	3,296	626,075
Confluent Inc Class A (b)	6,370	112,908
Datadog Inc Class A (b)	7,070	989,659
Docusign Inc (b)	4,604	348,247
Dolby Laboratories Inc Class A	5,974	450,081
Dropbox Inc Class A (b)	19,265	523,430
Dynatrace Inc (b)	29,123	1,532,161
Elastic NV (b)	8,630	722,331
Fair Isaac Corp (b)	544	781,576
Five9 Inc (b)	5,731	148,032
Gen Digital Inc	12,578	370,925
Gitlab Inc Class A (b)	3,002	131,518
Guidewire Software Inc (b)	8,184	1,851,384
HubSpot Inc (b)	1,166	605,912
Informatica Inc Class A (b)	2,382	58,834
Manhattan Associates Inc (b)	5,909	1,297,971
nCino Inc (b)	2,443	68,221
Nutanix Inc Class A (b)	24,367	1,831,667
Pegasystems Inc	1,983	116,422
Procore Technologies Inc (b)	10,647	762,645
PTC Inc (b)	2,732	586,861
Qualys Inc (b)	2,713	361,019
Rapid7 Inc (b)	4,781	100,975
RingCentral Inc Class A (b)	7,838	199,791
Rubrik Inc Class A (b)	11,444	1,086,608
SailPoint Inc	1,378	30,784
Samsara Inc Class A (b)	27,200	1,034,416
SentinelOne Inc Class A (b)	30,353	556,674
SPS Commerce Inc (b)	2,839	309,068
Tenable Holdings Inc (b)	9,133	285,954
Teradata Corp (b)	9,354	195,779
Tyler Technologies Inc (b)	987	576,961
UiPath Inc Class A (b)	41,085	482,749
Unity Software Inc (b)	29,928	998,398
Varonis Systems Inc (b)	8,355	466,460
Workiva Inc Class A (b)	3,881	247,724
Zoom Communications Inc Class A (b)	6,018	445,633
Zscaler Inc (b)	2,237	638,798
		24,869,500
Technology Hardware, Storage & Peripherals - 1.0%
Hewlett Packard Enterprise Co	30,069	622,128
HP Inc	21,669	537,391
NetApp Inc	4,657	484,933
Pure Storage Inc Class A (b)	30,335	1,805,540
Sandisk Corp/DE	13,185	565,900
Super Micro Computer Inc (b)	11,768	693,959
Western Digital Corp	7,926	623,697
		5,333,548
TOTAL INFORMATION TECHNOLOGY		63,736,746

Materials - 4.9%
Chemicals - 2.0%
Albemarle Corp	11,482	779,054
Ashland Inc	4,506	232,329
Avient Corp	6,864	216,696
Axalta Coating Systems Ltd (b)	21,293	603,018
Balchem Corp	2,432	370,807
Celanese Corp	10,729	560,376
CF Industries Holdings Inc	3,796	352,383
Chemours Co/The	11,168	133,793
Corteva Inc	15,658	1,129,412
Dow Inc	16,297	379,557
DuPont de Nemours Inc	9,587	689,305
Eastman Chemical Co	2,644	191,981
Element Solutions Inc	21,809	514,692
FMC Corp	12,187	475,780
Huntsman Corp	16,163	156,781
International Flavors & Fragrances Inc	5,869	416,875
LyondellBasell Industries NV Class A1	5,911	342,424
Mosaic Co/The	30,925	1,113,609
NewMarket Corp	134	92,058
Olin Corp	11,286	213,757
PPG Industries Inc	5,206	549,233
RPM International Inc	12,499	1,467,508
Scotts Miracle-Gro Co/The	4,241	265,741
Westlake Corp	765	60,665
		11,307,834
Construction Materials - 0.5%
Eagle Materials Inc	3,241	726,924
James Hardie Industries PLC ADR (b)	3,336	86,536
Knife River Corp (b)	4,232	349,055
Martin Marietta Materials Inc	1,372	788,735
Vulcan Materials Co	3,026	831,152
		2,782,402
Containers & Packaging - 1.2%
Amcor PLC	52,254	488,575
AptarGroup Inc	6,429	1,010,253
Avery Dennison Corp	1,783	299,134
Ball Corp	6,469	370,415
Crown Holdings Inc	11,240	1,116,807
Graphic Packaging Holding CO	29,379	656,914
International Paper Co	12,022	561,908
Packaging Corp of America	2,024	392,150
Sealed Air Corp	14,332	419,498
Silgan Holdings Inc	8,090	376,428
Smurfit WestRock PLC	11,950	530,341
Sonoco Products Co	9,664	435,556
		6,657,979
Metals & Mining - 1.1%
Alcoa Corp	25,267	757,252
Carpenter Technology Corp	4,820	1,202,060
Cleveland-Cliffs Inc (b)	47,367	498,301
Commercial Metals Co	8,438	437,595
MP Materials Corp (b)	12,000	738,000
Nucor Corp	5,264	753,120
Reliance Inc	1,208	350,477
Royal Gold Inc	6,424	972,722
Steel Dynamics Inc	3,219	410,616
		6,120,143
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp	6,066	548,426
TOTAL MATERIALS		27,416,784

Real Estate - 7.2%
Diversified REITs - 0.0%
WP Carey Inc	5,005	321,120
Health Care REITs - 0.6%
Alexandria Real Estate Equities Inc	3,960	302,663
American Healthcare REIT Inc	11,924	460,743
Healthcare Realty Trust Inc	33,915	520,934
Healthpeak Properties Inc	15,989	270,854
Medical Properties Trust Inc (d)	56,525	232,883
Omega Healthcare Investors Inc	28,256	1,099,158
Ventas Inc	10,010	672,472
		3,559,707
Hotel & Resort REITs - 0.2%
Host Hotels & Resorts Inc	15,821	248,706
Park Hotels & Resorts Inc	19,829	211,377
Ryman Hospitality Properties Inc	4,490	426,820
		886,903
Industrial REITs - 0.8%
Americold Realty Trust Inc	26,182	421,007
EastGroup Properties Inc	5,119	835,626
First Industrial Realty Trust Inc	12,838	625,467
Lineage Inc	6,084	262,525
LXP Industrial Trust	22,530	174,832
Rexford Industrial Realty Inc	23,115	844,391
STAG Industrial Inc Class A	18,268	627,140
Terreno Realty Corp	7,741	429,548
		4,220,536
Office REITs - 0.5%
BXP Inc	14,524	950,306
Cousins Properties Inc	16,410	444,711
Douglas Emmett Inc	12,620	191,319
Highwoods Properties Inc	10,588	307,158
Kilroy Realty Corp	10,679	393,628
Vornado Realty Trust	16,520	634,698
		2,921,820
Real Estate Management & Development - 0.9%
CBRE Group Inc Class A (b)	6,810	1,060,589
CoStar Group Inc (b)	9,571	911,063
Howard Hughes Holdings Inc (b)	3,025	207,908
Jones Lang LaSalle Inc (b)	4,626	1,250,685
Zillow Group Inc Class A (b)	4,896	375,768
Zillow Group Inc Class C (b)	15,894	1,264,369
		5,070,382
Residential REITs - 1.2%
American Homes 4 Rent Class A	31,595	1,096,031
AvalonBay Communities Inc	3,267	608,577
Camden Property Trust	10,450	1,141,140
Equity LifeStyle Properties Inc	18,642	1,117,029
Equity Residential	8,709	550,409
Essex Property Trust Inc	1,462	380,383
Independence Realty Trust Inc	17,523	293,860
Invitation Homes Inc	14,073	431,337
Mid-America Apartment Communities Inc	2,675	381,000
Sun Communities Inc	2,901	359,811
UDR Inc	7,602	298,683
		6,658,260
Retail REITs - 1.5%
Agree Realty Corp	10,711	767,979
Brixmor Property Group Inc	29,886	780,921
Federal Realty Investment Trust	7,771	716,175
Kimco Realty Corp	65,931	1,399,716
Kite Realty Group Trust	16,519	363,088
NNN REIT Inc	18,389	758,730
Realty Income Corp	20,579	1,155,099
Regency Centers Corp	16,368	1,168,675
Simon Property Group Inc	7,428	1,216,632
		8,327,015
Specialized REITs - 1.5%
Crown Castle Inc	9,951	1,045,751
CubeSmart	22,271	866,565
Digital Realty Trust Inc	7,732	1,364,234
EPR Properties	1,751	96,375
Extra Space Storage Inc	4,847	651,243
Gaming and Leisure Properties Inc	6,119	278,904
Iron Mountain Inc	6,724	654,649
Lamar Advertising Co Class A	8,586	1,049,639
Millrose Properties Inc Class A	2,750	82,472
National Storage Affiliates Trust	6,964	205,159
Rayonier Inc	14,108	328,857
SBA Communications Corp Class A	2,460	552,811
VICI Properties Inc	24,356	794,006
Weyerhaeuser Co	16,638	416,782
		8,387,447
TOTAL REAL ESTATE		40,353,190

Utilities - 4.6%
Electric Utilities - 1.9%
Alliant Energy Corp	5,866	381,349
Edison International	8,759	456,519
Entergy Corp	9,866	892,182
Evergy Inc	5,263	372,620
Eversource Energy	8,437	557,686
Exelon Corp	23,177	1,041,574
FirstEnergy Corp	12,603	538,274
IDACORP Inc	5,267	660,113
NRG Energy Inc	4,539	758,921
OGE Energy Corp	19,624	891,322
PG&E Corp	50,223	704,126
Pinnacle West Capital Corp	11,644	1,055,180
Portland General Electric Co	8,223	338,130
PPL Corp	16,959	605,267
Xcel Energy Inc	13,224	971,171
		10,224,434
Gas Utilities - 0.6%
Atmos Energy Corp	3,627	565,522
MDU Resources Group Inc	19,931	343,809
National Fuel Gas Co	8,802	763,926
New Jersey Resources Corp	7,534	345,886
ONE Gas Inc	4,495	326,786
Southwest Gas Holdings Inc	4,521	353,271
UGI Corp	20,949	757,935
		3,457,135
Independent Power and Renewable Electricity Producers - 0.8%
AES Corp/The	69,474	913,583
Clearway Energy Inc Class A	2,694	82,921
Clearway Energy Inc Class C	154	5,025
Ormat Technologies Inc	4,299	384,374
Talen Energy Corp (b)	4,438	1,675,656
Vistra Corp	7,749	1,615,976
		4,677,535
Multi-Utilities - 1.0%
Ameren Corp	6,171	624,073
Black Hills Corp	5,443	314,497
CenterPoint Energy Inc	14,898	578,340
CMS Energy Corp	6,820	503,316
Consolidated Edison Inc	8,279	856,877
DTE Energy Co	4,745	656,755
NiSource Inc	10,736	455,743
Public Service Enterprise Group Inc	11,438	1,027,018
WEC Energy Group Inc	7,319	798,357
		5,814,976
Water Utilities - 0.3%
American Water Works Co Inc	4,470	626,872
Essential Utilities Inc	25,607	942,338
		1,569,210
TOTAL UTILITIES		25,743,290

TOTAL UNITED STATES		546,581,156
TOTAL COMMON STOCKS (Cost $509,136,176)		558,455,756

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Brookfield Property Preferred LP 6.25% (Cost $74)	3	48

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (g) (Cost $77,817)	4.25	78,000	77,814

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.33	3,661,798	3,662,531
Fidelity Securities Lending Cash Central Fund (h)(i)	4.33	1,575,173	1,575,330
TOTAL MONEY MARKET FUNDS (Cost $5,237,861)			5,237,861

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $514,451,928)	563,771,479
NET OTHER ASSETS (LIABILITIES) - (0.7)% (e)	(3,702,257)
NET ASSETS - 100.0%	560,069,222

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P MidCap 400 Index Contracts (United States)	5	Sep 2025	1,582,550	41,921	41,921

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Includes $289,592 of cash collateral to cover margin requirements for futures contracts.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $77,814.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	914,223	19,217,793	16,469,485	12,670	-	-	3,662,531	3,661,798	0.0%
Fidelity Securities Lending Cash Central Fund	3,871,356	11,156,955	13,452,981	6,700	-	-	1,575,330	1,575,173	0.0%
Total	4,785,579	30,374,748	29,922,466	19,370	-	-	5,237,861

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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